Balance Sheet Components - Inventory (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Inventory
Raw materials	$ 414,000		$ 448,000	$ 182,000
Work-in-process	498,000		601,000	891,000
Finished goods	872,000		437,000	2,407,000
Total inventory	1,784,000		1,486,000	3,480,000
Write-downs of inventory	$ 0	$ 0	$ 358,000	$ 338,000